Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Assets [Abstract]
Jointly Controlled by Banco Santander		R$ 14,121,618	R$ 10,500,055	R$ 9,432,738
Banco RCI Brasil S.A.		13,452,716	9,849,508	9,057,261
Norchem Participações e Consultoria S.A.		69,865	79,633	78,674
Cibrasec - Companhia Brasileira de Securitização		0	80,300	86,378
Estruturadora Brasileira de Projetos S.A. - EBP		35,314	33,389	42,627
Gestora de Inteligência de Crédito		527,362	338,382	167,798
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)		0	103,703
Santander Auto S.A.		36,361	15,140
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)		2,873,140	2,463,262	1,967,989
Webmotors S.A.		484,454	221,313	490,458
Tecnologia Bancária S.A. - TECBAN		2,382,907	2,238,156	1,472,774
Hyundai Corretora de Seguros Ltda.		1,909
PSA Corretora de Seguros e Serviços Ltda.		3,870	3,793	4,757
Significant Influence of Banco Santander		126,937	123,959	122,176
Norchem Holding e Negócios S.A.		126,937	123,959	122,176
Total		17,121,695	13,087,276	11,522,903
Total liabilities
Jointly Controlled by Banco Santander		12,502,780	8,755,688	8,043,604
Banco RCI Brasil S.A.		12,174,504	8,679,715	7,985,647
Norchem Participações e Consultoria S.A.		27,709	27,423	27,574
Cibrasec - Companhia Brasileira de Securitização		0	3,893	9,884
Estruturadora Brasileira de Projetos S.A. - EBP		311	176	264
Gestora de Inteligência de Crédito		288,643	42,894	20,235
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)		0	1,557
Santander Auto S.A.		11,613	30
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)		1,628,364	1,573,082	1,077,782
Webmotors S.A.		60,734	60,905	50,413
Tecnologia Bancária S.A. - TECBAN		1,564,801	1,510,794	1,025,593
Hyundai Corretora de Seguros Ltda.		41
PSA Corretora de Seguros e Serviços Ltda.		2,788	1,383	1,776
Significant Influence of Banco Santander		29,226	27,714	26,267
Norchem Holding e Negócios S.A.		29,226	27,714	26,267
Total		14,160,370	10,356,484	9,147,653
Total Income
Jointly Controlled by Banco Santander	[1]	206,482	80,954	43,866
Banco RCI Brasil S.A.	[1]	263,851	115,928	74,452
Norchem Participações e Consultoria S.A.	[1]	1,949	2,240	2,665
Cibrasec - Companhia Brasileira de Securitização	[1]	0	1,989	4,000
Estruturadora Brasileira de Projetos S.A. - EBP	[1]	1,790	(9,151)	(14,040)
Gestora de Inteligência de Crédito	[1]	(56,769)	(32,328)	(23,211)
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)	[1]	0	2,166
Santander Auto S.A.	[1]	(4,339)	110
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	[1]	125,439	9,703	74,861
Webmotors S.A.	[1]	61,212	43,751	31,264
Tecnologia Bancária S.A. - TECBAN	[1]	63,046	(34,976)	41,932
Hyundai Corretora de Seguros Ltda.	[1]	(132)
PSA Corretora de Seguros e Serviços Ltda.	[1]	1,313	928	1,665
Significant Influence of Banco Santander	[1]	2,650	2,690	5,597
Norchem Holding e Negócios S.A.	[1]	2,650	2,690	5,597
Total	[1]	R$ 334,571	R$ 93,347	R$ 124,324

[1]	Company incorporated on December 13, 2018, upon transformation of BHJV Assessoria e Consultoria em Gestao Empresarial Ltda. Aymore CFI, a wholly-owned subsidiary of Banco Santander, holds the company's operational control. (Note 3).